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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:        /   /   (a)
             or fiscal year ending:    12 / 31/ 99 (b)

Is this a transition report? (Y/N):                         __N__
                                                             Y/N

Is this an amendment to a previous filing? (Y/N):                __N__
                                                                  Y/N

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Those items or sub-items with a box "[ / ]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A. Registrant Name:  PaineWebber Life Variable Annuity Account

   B. File Number:  811 - 7536

   C. Telephone Number:  (201) 902-6634

2. A. Street:  1200 Harbor Boulevard

   B. City:  Weehawken            C. State:  NJ         D. Zip Code:  07087   Zip Ext:

   E. Foreign Country                         Foreign Postal Code:
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
3. Is this the first filing on this form by Registrant? (Y/N)------------------------------------- __N__
                                                                                                     Y/N

4. Is this the last filing on this form by Registrant? (Y/N)-------------------------------------- __N__
                                                                                                     Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)-------------------------------- __N__
   [If answer is "Y" (Yes), complete only items 89 through 110.]                                     Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)--------------------------------------------- __Y__
   [If answer is "Y" (Yes), complete only items 111 through 132.]                                    Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)--------------------------------- _____
   [If answer is "N" (No), go to item 8.]                                                            Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?------------------------------------------------------------------------------------- _____
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
For period ending:  12/31/99                                   If filing more than one
                                                               Page 47, "X" box:      ______
File number:  811 - 7536

UNIT INVESTMENT TRUSTS


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111. A. [_/_]  Depositor Name:______________________________________________________________

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     B. [_/_]  File Number (If any): _______________________

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     C. [_/_]  City:____________________ State:___________ Zip Code:_______Zip Ext:_________

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        [_/_]  Foreign Country:___________________________ Foreign Postal Code:_____________

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111. A. [_/_]  Depositor Name:______________________________________________________________

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     B. [_/_]  File Number (If any):________________________

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     C. [_/_]  City:_____________________State:____________Zip Code:______Zip Ext:__________

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        [_/_]  Foreign Country:______________________________ Foreign Postal Code:__________

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112. A. [_/_]  Sponsor Name:________________________________________________________________

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     B. [_/_]  File Number (If any): _______________________

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     C. [_/_]  City:____________________ State:___________ Zip Code:_______Zip Ext:_________

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        [_/_]  Foreign Country:__________________________ Foreign Postal Code:______________

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112. A. [_/_]  Sponsor Name:________________________________________________________________

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     B. [_/_]  File Number (If any):________________________

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     C. [_/_]  City:_____________________State:____________Zip Code:______Zip Ext:__________

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        [_/_]  Foreign Country:____________________________ Foreign Postal Code:____________
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
For period ending :  12/31/99                                  If filing more than one
                                                               Page 48, "X" box:      ______
File number:  811 - 7536


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113. A. [_/_]  Trustee Name:________________________________________________________________

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     B. [_/_]  City:_____________________State:____________Zip Code:______Zip Ext:__________

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        [_/_]  Foreign Country:______________________________ Foreign Postal Code:__________

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113. A. [_/_]  Sponsor Name:________________________________________________________________

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     B. [_/_]  City:_______________________State:____________Zip Code:______Zip Ext:________

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        [_/_]  Foreign Country:_____________________________ Foreign Postal Code:___________

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114. A. [_/_]  Principal Underwriter Name:__________________________________________________

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     B. [_/_]  File Number: 8 - ____________________________

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     C. [_/_]  City:____________________State:____________Zip Code:________Zip Ext:_________

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        [_/_]  Foreign Country:___________________________ Foreign Postal Code:_____________

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114. A. [_/_]  Principal Underwriter Name:__________________________________________________

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     B. [_/_]  File Number: 8 - ____________________________

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     C. [_/_]  City:_____________________State:____________Zip Code:________Zip Ext:________

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        [_/_]  Foreign Country:____________________________ Foreign Postal Code:____________

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115. A. [_/_]  Independent Public Accountant Name:__________________________________________

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     B. [_/_]  City:____________________State:____________Zip Code:________Zip Ext:_________

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        [_/_]  Foreign Country:____________________________ Foreign Postal Code:____________

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115. A. [_/_]  Independent Public Accountant Name:__________________________________________

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     B. [_/_]  City:____________________State:____________Zip Code:_______Zip Ext:__________

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        [_/_]  Foreign Country:______________________________ Foreign Postal Code:__________
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
For period ending:  12/31/99                                          If filing more than one
                                                                      Page 49, "X" box:      ______
File number:  811 - 7536


116. Family of investment companies information:

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     A. [_/_]  Is Registrant part of a family of investment companies? (Y/N)---------------- ______
                                                                                               Y/N
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     B. [_/_]  Identify the family in 10 letters:___ ___ ___ ___ ___ ___ ___ ___ ___ ___
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

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117. A. [_/_]  Is Registrant a separate account of an insurance company? (Y/N)-------------- _______
                                                                                                Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

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     B. [_/_]  Variable annuity contracts? (Y/N)-------------------------------------------- _______
                                                                                               Y/N

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     C. [_/_]  Scheduled premium variable life contracts? (Y/N)----------------------------- _______
                                                                                               Y/N

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     D. [_/_]  Flexible premium variable life contracts? (Y/N)------------------------------ _______
                                                                                               Y/N

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     E. [_/_]  Other types of insurance products registered under the Securities Act of
               1933? (Y/N)------------------------------------------------------------------ _______
                                                                                                Y/N

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118. [_/_] State the number of series existing at the end of the period that had securities
           registered under the Securities Act of 1933------------------------------------   _______

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119. [_/_] State the number of new series for which registration statements under the
          Securities Act of 1933 became effective during the period------------------------- _______

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120. [_/_] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)----------------------------------$_______

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121. [_/_] State the number of series for which a current prospectus was in existence at the end of the period---------------------------------------------------------- _______

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122. [_/_] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period-------------------------------- _______
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
For period ending:  12/31/99                                                    If filing more than one
                                                                                Page 50, "X" box:      ______
File number:  811 - 7536


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123. [_/_] State the total value of the additional units considered in answering item 122
          ($000's omitted)------------------------------------------------------------------------$ _______

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124. [_/_] State the value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)----------------------------$___________

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125. [_/_] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)-------------------$ __________

126.       Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)--------------------------------------------------$ -0-____

127.       List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                   Number of     Total Assets    Total Income
                                                     Series       (000's            Distributions
                                                   Investing      omitted)       ($000's omitted)
A. U.S. Treasury direct issue----------------------________      $_______        $____________

B. U.S. Government agency--------------------------________      $_______        $____________

C. State and municipal tax-free--------------------________      $_______        $____________

D. Public utility debt-----------------------------________      $_______        $____________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent------------------________      $_______        $____________

F. All other corporate intermed. &
   long-term debt----------------------------------________      $_______        $____________

G. All other corporate short-term debt-------------________      $_______        $____________
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
For period ending:  12/31/99                                           If filing more than one
                                                                       Page 50, "X" box:      ______
File number:  811 - 7536

H. Equity securities of brokers or dealers
   or parents of brokers or dealers----------------________      $_______        $____________

I. Investment company equity securities------------________      $_______        $____________

J. All other equity securities---------------------___2____      $79,014_        $214_________

K. Other securities--------------------------------________      $_______        $____________

L. Total assets of all series of registrant--------___2____      $79,014_        $214_________


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
For period ending:  12/31/99                                       If filing more than one
                                                                   Page 51, "X" box:      ______
File number:  811 - 7536


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128. [_/_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)------------------------------------------- _______
           [If answer is "N" (No), go to item 131.]                                               Y/N

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129. [_/_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)------------ ______
           [If answer is "N" (No), go to item 131.]                                               Y/N

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130. [_/_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)------------------------------------------------------------------- ______
                                                                                                  Y/N

131.       Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)---------------------------------------------------------------$ 1,733_

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132. [_/_] List the "811" (Investment Company Act of 1940) registration number for all
           Series of Registrant that are being included in this filing:

                  811 - _____       811 - _____      811 - _____       811 - _____      811 - _____

                  811 - _____       811 - _____      811 - _____       811 - _____      811 - _____
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This report is signed on behalf of the Registrant (or depositor or trustee).

City of:                              State:                       Date:
       Weehawken                          New Jersey                 02/21/00



Name of Registrant, Depositor, or Trustee:
      PaineWebber Life Variable Annuity Account


By (Name and Title):                                          Witness (Name and Title):

   /s/ Geri Jasinkiewicz Silva                                /s/ Norma Lopez

   Geri Jasinkiewicz Silva                                    Norma Lopez
   Vice President and Secretary                               Assistant Treasurer
   PaineWebber Life Insurance Company                         PaineWebber Life Insurance Company
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